Financial instruments	12 Months Ended
Mar. 31, 2026
Investments, All Other Investments [Abstract]
Financial instruments
26. Financial instruments
Foreign exchange and derivative contracts
The Bank enters into forward exchange contracts, currency options, forward rate agreements, currency swaps, rupee interest rate swaps, and interest rate futures with inter-bank participants on its own account and for customers. These transactions enable customers to transfer, modify or reduce their foreign exchange and interest rate risks.
Forward exchange contracts are commitments to buy or sell foreign currency at a future date at the contracted rate. Currency swaps are commitments to exchange cash flows by way of interest in one currency against another currency and exchange the principal amount at maturity based on predetermined rates. Interest rate swaps are commitments to exchange fixed and floating rate interest cash flows. A forward rate agreement gives the buyer the ability to determine the underlying rate of interest for a specified period commencing on a specified future date (the settlement date) when the settlement amount is determined as the difference between the contracted rate and the market rate on the settlement date. Currency options give the buyer the right, but not an obligation, to buy or sell specified amounts of currency at agreed rates of exchange on or before a specified future date. Interest rate futures are a futures contract with an interest-paying underlying product. A contract is an agreement between a buyer and a seller for the delivery of an interest-bearing asset in the future.
The market and credit risk associated with these products, as well as the operating risks, are similar to those relating to other types of financial instruments. Market risk is the exposure created by movements in interest rates and exchange rates during the tenure of the transaction. The extent of market risk affecting such transactions depends on the type and nature of the transaction, the value of the transaction and the extent to which the transaction is uncovered. Credit risk is the exposure to loss in the event of default by counterparties. The extent of loss on account of a counterparty default will depend on the replacement value of the contract at the ongoing market rates.
The Bank uses its pricing models to determine the fair value of its derivative financial instruments. The Bank records credit risk valuation adjustments on derivative financial instruments in order to reflect the credit quality of the counterparties and its own credit quality. The Bank calculates valuation adjustments on derivatives based on observable market credit risk spreads.
The following table presents the aggregate notional principal amounts of the Bank’s outstanding forward exchange and other derivative contracts as of March 31, 2025 and March 31, 2026, together with the fair value on each reporting date.

	As of March 31, 2025
	Notional	Gross Assets	Gross Liabilities	Net Fair Value
	(In millions)
Interest rate derivatives	Rs. 10,191,133.7	Rs. 58,654.3	Rs. 48,979.2	Rs. 9,675.1
Forward rate agreements	615,831.9	15,507.0	5,676.8	9,830.2
Currency options	291,621.4	1,065.3	1,332.6	(267.3)
Currency swaps	462,773.9	19,180.2	4,360.8	14,819.4
Forward exchange contracts	12,934,924.7	85,405.6	83,216.7	2,188.9

Total	Rs. 24,496,285.6	Rs. 179,812.4	Rs. 143,566.1	Rs. 36,246.3

	As of March 31, 2026
	Notional	Gross Assets	Gross Liabilities	Net Fair Value	Notional		Net Fair Value
	(In millions)
Interest rate derivatives	Rs. 8,467,050.6	Rs. 51,288.9	Rs. 61,564.1	Rs. (10,275.2)	US$	90,238.2	US$	(109.5)
Forward rate agreements	550,017.3	6,429.2	19,397.2	(12,968.0)		5,861.8		(138.2)
Currency options	177,937.4	2,555.9	2,633.3	(77.4)		1,896.4		(0.8)
Currency swaps	385,664.3	38,377.7	10,715.0	27,662.7		4,110.2		294.8
Forward exchange contracts	22,094,905.6	525,554.8	483,966.7	41,588.1		235,478.1		443.2

Total	Rs. 31,675,575.2	Rs. 624,206.5	Rs. 578,276.3	Rs. 45,930.2	US$	337,584.7	US$	489.5

The Bank has not designated the above contracts as accounting hedges and, accordingly, the contracts are recorded at fair value on the balance sheet with changes in fair value recorded in net income. The gross assets and the gross liabilities are recorded in “Other assets” and “Accrued expenses and other liabilities”, respectively, on the consolidated balance sheets.

The following table summarizes certain information related to derivative amounts recognized in income:

	Non-interest revenue, net– Derivatives for the fiscal years ended March 31,
	2024	2025	2026	2026
	(In millions)
Interest rate derivatives	Rs. 1,762.6	Rs. 19,426.5	Rs. (14,950.2)	US$ (159.3)
Forward rate agreements	2,089.6	7,407.1	(19,816.1)	(211.2)
Currency options	194.0	421.7	(562.9)	(6.0)
Currency swaps	10,242.9	9,511.0	28,175.6	300.2
Forward exchange contracts	4,269.4	877.9	21,266.8	226.7

Total gains/(losses)	Rs. 18,558.5	Rs. 37,644.2	Rs. 14,113.2	US$ 150.4

Offsetting
The following table shows the impact of netting arrangements on derivative financial instruments, repurchase and reverse repurchase agreements that are subject to enforceable master netting arrangements or similar agreements, but are not offset.
The Bank enters into International Swaps and Derivatives Association, Inc. (“ISDA”) master netting agreements or similar agreements with substantially all of the Bank’s foreign exchange and derivative contract counterparties. These master netting agreements, give the Bank, in the event of default by the counterparty, the right to liquidate collateral held or placed and to offset receivables and payables with the same counterparty. In the table below, the Bank has presented the gross derivative assets and liabilities adjusted for the effects of master netting agreements and collateral received or pledged.
Transactions with counterparties for securities sold under agreements to repurchase (“repos”) and securities purchased under agreements to resell (“reverse repos”) are settled through the Clearing Corporation of India Limited (“CCIL”), a centralized clearinghouse. Collateral received or pledged is comprised of highly liquid investments. For undertaking the above transactions, power of attorney is executed by the Bank and the counterparties in favor of CCIL to liquidate the securities pledged in the event of default.

	As of March 31, 2025
	Amounts subject to enforceable netting arrangements
	Effects of offsetting on balance sheet			Related amounts not offset
	Gross Amounts	Amounts offset	Net amounts reported in the balance sheet	Financial instruments	Financial collateral (1)	Net amount
	(In millions)
Financial assets
Derivative assets	Rs. 179,812.4	Rs. —	Rs. 179,812.4	Rs. 101,801.0	Rs. 17,969.6	Rs. 60,041.8
Securities purchased under agreements to resell	349,210.7	—	349,210.7	—	349,210.7	—
Financial liabilities
Derivative liabilities	Rs. 143,566.1	Rs. —	Rs. 143,566.1	Rs. 101,801.0	Rs. 10,955.8	Rs. 30,809.3
Securities sold under repurchase agreements	129,190.0	—	129,190.0	—	129,190.0	—

(1)	Comprised of securities and cash collateral. These amounts are limited to the asset/liability balance, and accordingly, do not include excess collateral received/pledged.

	As of March 31, 2026
	Amounts subject to enforceable netting arrangements
	Effects of offsetting on balance sheet			Related amounts not offset
	Gross Amounts	Amounts offset	Net amounts reported in the balance sheet	Financial instruments	Financial collateral (1)	Net amount	Net amount
	(In millions)
Financial assets
Derivative assets	Rs. 624,206.5	Rs. —	Rs. 624,206.5	Rs. 470,626.0	Rs. 21,329.1	Rs. 132,251.4	US$	1,409.5
Securities purchased under agreements to resell	421,575.4	—	421,575.4	—	421,575.4	—		—
Financial liabilities
Derivative liabilities	Rs. 578,276.3	Rs. —	Rs. 578,276.3	Rs. 470,626.0	Rs. 16,814.6	Rs. 90,835.7	US$	968.1
Securities sold under repurchase agreements	100,000.0	—	100,000.0	—	100,000.0	—		—

(1)	Comprised of securities and cash collateral. These amounts are limited to the asset/liability balance, and accordingly, do not include excess collateral received/pledged.

Guarantees
As a part of its commercial banking activities, the Bank has issued guarantees and documentary credits, such as letters of credit, to enhance the credit standing of its customers. These generally represent irrevocable assurances that the Bank will make payments in the event that the customer fails to fulfil
l
its financial or performance obligations. Financial guarantees are obligations to pay a third-party beneficiary where a customer fails to make payment towards a specified financial obligation. Performance guarantees are obligations to pay a third-party beneficiary where a customer fails to perform a non-financial
contractual obligation. The tenure of the guarantees issued or renewed by the Bank is normally in line with requirements on a case-by-case
basis as may be assessed by the Bank. The remaining tenure of guarantees issued by the Bank and outstanding ranges from one day to 24.7 years.
The credit risk associated with these products, as well as the operating risks, is similar to those relating to other types of financial instruments.
In accordance with FASB ASC
460-10,
the Bank has recognized a liability of Rs. 11,413.0 million as of March 31, 2025 and of Rs. 15,535.4 million as of March 31, 2026, in respect of guarantees issued or modified.
Details of guarantees and documentary credits outstanding are set out below:

	As of March 31,
	2025	2026	2026
	(In millions)
Nominal values:
Bank guarantees:
Financial guarantees	Rs. 714,278.7	Rs. 925,004.9	US$	9,858.3
Performance guarantees	781,152.1	969,271.9		10,330.1
Documentary credits	966,848.6	1,018,840.9		10,858.4

Total	Rs. 2,462,279.4	Rs. 2,913,117.7	US$	31,046.8

Estimated fair value:
Guarantees	Rs. (11,413.0)	Rs. (15,535.4)	US$	(165.6)
Documentary credits	(1,462.5)	(1,524.8)		(16.3)

Total	Rs. (12,875.5)	Rs. (17,060.2)	US$	(181.9)

As part of its risk management activities, the Bank continuously monitors the creditworthiness of

i
t
s customers as well as guarantee exposures. If a customer fails to perform a specified obligation, a beneficiary may draw upon the guarantee by presenting documents in compliance with the guarantee. In that event, the Bank makes payment on account of the defaulting customer to the beneficiary up to the full notional amount of the guarantee. The customer is obligated to reimburse the Bank for any such payment. If the customer fails to pay, the Bank liquidates any collateral held and sets off accounts; if insufficient collateral is held, the Bank recognizes a loss. Margins in the form of cash and fixed deposit
s
available to the Bank to reimburse losses realized under guarantees amounted to Rs. 365.6 billion and Rs. 372.8 billion as of March 31, 2025 and March 31, 2026, respectively. Other property or security may also be available to the Bank to cover losses under these guarantees.
Undrawn commitments
The Bank has outstanding undrawn commitments to provide loans and financing to customers. These commitments aggregated to Rs. 1,222.2 billion and Rs. 1,648.5 billion (US$ 17.6 billion) as of March 31, 2025 and March 31, 2026, respectively. Among other things, the making of a loan is subject to a review of the creditworthiness of the customer at the time the customer seeks to borrow, at which time the Bank has the unilateral right to decline to make the loan. If the Bank were to make such loans, the interest rates would be dependent on the lending rates in effect when the loans were disbursed. Further, the Bank has unconditional cancellable commitments aggregating to Rs. 10,335.6 billion
and Rs. 13,109.3 billion (US$ 139.7 billion) as of March 31, 2025 and March 31, 2026, respectively.
The allowance for credit losses included in accrued expenses and other liabilities on off-balance
sheet credit exposures and undrawn commitments is as follows:

	As of March 31,
	2025	2026	2026
	(In millions)
Allowance for credit losses, beginning of the period	Rs. 7,240.5	Rs. 9,453.7	US$	100.7
Net provision for credit exposures	2,213.2	2,784.2		29.7

Allowance for credit losses, end of the period	Rs. 9,453.7	Rs. 12,237.9	US$	130.4